UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cubic Asset Management, LLC
Address:  131 Dartmouth Street, 5th Floor
          Boston, MA.  02116

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stuart Schwartz
Title: Director of Operations
Phone: 617-456-1382

Signature, Place, and Date of Signing:

  /s/ Stuart Schwartz		 Boston, Massachussetts       January 26,2010
  --------------------------     ------------------------    ----------------
          [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   136

Form 13F Information Table Value Total:  $  314949
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

Cubic Asset Management LLC
                                                               Cubic Asset Management LLC
                                                              FORM 13F
                                                          December 31, 2009

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3M COMPANY                     COM              88579Y101     4376    52930 SH       Sole                                      52930
ABBOTT LABS                    COM              002824100     1781    32990 SH       Sole                                      32990
AECOM TECHNOLOGY CORP          COM              00766T100     4716   171500 SH       Sole                                     171500
AKAMAI TECHNOLOGIES            COM              00971T101     4613   182060 SH       Sole                                     182060
ALBEMARLE CORP                 COM              012653101     6508   178950 SH       Sole                                     178950
ALCOA INC                      COM              013817101     4327   268450 SH       Sole                                     268450
AMERICAN PHYSICIANS SVC GP     COM              028882108      645    27950 SH       Sole                                      27950
AMETEK INC                     COM              031100100     3691    96530 SH       Sole                                      96530
APACHE CORP                    COM              037411105     1007     9760 SH       Sole                                       9760
APTARGROUP INC                 COM              038336103     3254    91050 SH       Sole                                      91050
ARROW ELECTRONICS              COM              042735100     9542   322247 SH       Sole                                     322247
AT& T INC                      COM              00206R102     2089    74543 SH       Sole                                      74543
AVERY DENNISON CORP            COM              053611109     1093    29950 SH       Sole                                      29950
BANK OF AMERICA CORP           COM              060505104     1673   111077 SH       Sole                                     111077
BARNES GROUP INC               COM              067806109     5754   340450 SH       Sole                                     340450
BELDEN INC                     COM              077454106     3697   168675 SH       Sole                                     168675
BENCHMARK ELECTRONICS          COM              08160H101     5110   270225 SH       Sole                                     270225
BERKSHIRE HATHAWAY - CL B      COM              084670207      286       87 SH       Sole                                         87
BILL BARRETT CORP              COM              06846N104      820    26350 SH       Sole                                      26350
BIOFIELD CORP                  COM              090591108        3    84375 SH       Sole                                      84375
BRINKER INTL INC               COM              109641100     2227   149250 SH       Sole                                     149250
BRISTOL-MYERS SQUIBB CO        COM              110122108      963    38151 SH       Sole                                      38151
BURGER KING HOLDINGS INC       COM              121208201     1261    67025 SH       Sole                                      67025
CACI INTERNATIONAL INC CL A    COM              127190304      635    13000 SH       Sole                                      13000
CAMBREX CORP                   COM              132011107     1065   190800 SH       Sole                                     190800
CARDINAL HEALTH                COM              14149Y108     4513   139975 SH       Sole                                     139975
CENTRIX BANK & TRUST           COM              15640A101      115    11598 SH       Sole                                      11598
CHINA SONANGOL RESOURCES ENT   COM              G05048106       72   400000 SH       Sole                                     400000
CITIGROUP INC                  COM              172967101      124    37378 SH       Sole                                      37378
COCA-COLA CO                   COM              191216100      276     4850 SH       Sole                                       4850
COMMERCIAL METALS CO COM       COM              201723103     5173   330570 SH       Sole                                     330570
COMPLETE PRODTN SERVICESINC    COM              20453E109     1718   132125 SH       Sole                                     132125
COOPER INDUSTRIES LTD-CL A     COM              014883444     1335    31300 SH       Sole                                      31300
COVENTRY HEALTH CARE INC       COM              222862104     6859   282395 SH       Sole                                     282395
CYTEC INDUSTRIES INC           COM              232820100     2579    70800 SH       Sole                                      70800
DEAN FOODS CO                  COM              242370104     3645   202035 SH       Sole                                     202035
DELUXE CORPORATION             COM              248019101     2786   188400 SH       Sole                                     188400
DEVON ENERGY CORP NEW          COM              25179M103      379     5150 SH       Sole                                       5150
DOVER CORP                     COM              260003108     2744    65950 SH       Sole                                      65950
DR PEPPER SNAPPLE GROUP        COM              26138E109     2928   103450 SH       Sole                                     103450
DYNAMIC MATRIALS               COM              267888105     2949   147100 SH       Sole                                     147100
EATON CORP                     COM              278058102     2249    35358 SH       Sole                                      35358
EDUCATION REALTY TR INC        COM              28140H104      222    45800 SH       Sole                                      45800
EMERSON ELEC CO                COM              291011104     1550    36390 SH       Sole                                      36390
EMS TECHNOLOGIES               COM              26873N108     3326   229400 SH       Sole                                     229400
EQUIFAX INC                    COM              294429105     5212   168735 SH       Sole                                     168735
ESTERLINE TECHNOLOGIES CORP    COM              297425100     4846   118860 SH       Sole                                     118860
EXXON MOBIL CORP               COM              30231G102      324     4750 SH       Sole                                       4750
FOREST LABORATORIES INC        COM              345838106      209     6500 SH       Sole                                       6500
FOREST OIL CORP NEW            COM              346091705     2187    98306 SH       Sole                                      98306
FORTUNE BRANDS INC             COM              349631101     2278    52735 SH       Sole                                      52735
GENERAL CABLE CORP             COM              369300108     1914    65050 SH       Sole                                      65050
GENERAL ELECTRIC               COM              369604103     2633   174021 SH       Sole                                     174021
GENUINE PARTS CO               COM              372460105     4330   114080 SH       Sole                                     114080
GRAFTECH INTERNATIONAL LTD     COM              384313102     2359   151675 SH       Sole                                     151675
HARRIS STRATEX NETWORKS CL A   COM              41457P106      101    14579 SH       Sole                                      14579
HCC INS HOLDING INC            COM              404132102     8918   318840 SH       Sole                                     318840
HELMERICH & PAYNE              COM              423452101      295     7400 SH       Sole                                       7400
HUDSON CITY BANCORP INC        COM              443683107     5543   403745 SH       Sole                                     403745
ILLINOIS TOOL WORKS INC        COM              452308109     1028    21417 SH       Sole                                      21417
INSTEEL INDUSTRIES INC COM     COM              45774W108      155    11900 SH       Sole                                      11900
INTEL CORP                     COM              458140100     2746   134621 SH       Sole                                     134621
INTERLINE BRANDS INC           COM              458743101     1094    63349 SH       Sole                                      63349
INTL BUSINESS MACHINES CORP    COM              459200101      251     1917 SH       Sole                                       1917
INVACARE CORP                  COM              461203101     1270    50925 SH       Sole                                      50925
ITT CORP                       COM              450911102      236     4750 SH       Sole                                       4750
JACK HENRY & ASSOC INC         COM              426281101     1875    81050 SH       Sole                                      81050
JOHNSON AND JOHNSON            COM              478160104     3133    48646 SH       Sole                                      48646
JPMORGAN CHASE & CO            COM              46625H100      808    19384 SH       Sole                                      19384
KIMBERLY CLARK                 COM              494368103     3783    59385 SH       Sole                                      59385
KIRBY CORP                     COM              497266106     4584   131600 SH       Sole                                     131600
KRAFT FOODS CL A               COM              50075N104      525    19303 SH       Sole                                      19303
LEGGETT & PLATT INC            COM              524660107     3788   185675 SH       Sole                                     185675
LEUCADIA NATIONAL CORP         COM              527288104     2517   105800 SH       Sole                                     105800
LEXINGTON REALTY TRUST  REIT   COM              529043101       97    15953 SH       Sole                                      15953
MARINER ENERGY INC             COM              56845T305     1573   135450 SH       Sole                                     135450
MARKEL CORP                    COM              570535104     1951     5737 SH       Sole                                       5737
MCDONALDS CORP                 COM              580135101      241     3855 SH       Sole                                       3855
MICROSOFT CORP                 COM              594918104     4176   136998 SH       Sole                                     136998
NCR CORP NEW                   COM              62886E108     6097   547825 SH       Sole                                     547825
NEWFIELD EXPL CO     COM       COM              651290108     5199   107800 SH       Sole                                     107800
NICOR INC                      COM              654086107      577    13700 SH       Sole                                      13700
NIKE INC CL B                  COM              654106103     1052    15920 SH       Sole                                      15920
NOVARTIS ADR                   COM              66987V109     3260    59890 SH       Sole                                      59890
NYSE EURONEXT                  COM              629491101     3804   150350 SH       Sole                                     150350
OMNICOM GROUP COM              COM              681919106     4073   104030 SH       Sole                                     104030
ORACLE CORP                    COM              68389X105      433    17640 SH       Sole                                      17640
P P G INDUSTRIES INC           COM              693506107     2267    38730 SH       Sole                                      38730
PACTIV CORPORATION             COM              695257105     3481   144200 SH       Sole                                     144200
PAPA JOHN'S INTL INC           COM              698813102     1188    50875 SH       Sole                                      50875
PATTERSON COS INC              COM              703395103     3316   118500 SH       Sole                                     118500
PFIZER INC                     COM              717081103     2304   126682 SH       Sole                                     126682
PHARMACEUTICAL PRODUCT DEVELOP COM              717124101     3280   139950 SH       Sole                                     139950
PITNEY BOWES INC               COM              724479100     5968   262228 SH       Sole                                     262228
PRESTIGE BRANDS HOLDINGS INC   COM              74112D101     1316   167400 SH       Sole                                     167400
PROCTOR & GAMBLE               COM              742718109      514     8481 SH       Sole                                       8481
PROSPERITY BANCSHARES          COM              743606105     2679    66200 SH       Sole                                      66200
RANGE RESOURCES CORP DEL       COM              75281A109     2600    52160 SH       Sole                                      52160
RENAISSANCERE HLDGS LTD        COM              G7496G103     4577    86110 SH       Sole                                      86110
ROWAN COMPANIES INC            COM              779382100      337    14900 SH       Sole                                      14900
ROYAL DUTCH SHEL PLC    SPONS  COM              780259107      500     8594 SH       Sole                                       8594
ROYCE VALUE TR INC             COM              780910105      174    16109 SH       Sole                                      16109
SEASPAN CORP                   COM              Y75638109      703    76225 SH       Sole                                      76225
SILGAN HOLDINS INC             COM              827048109     1430    24700 SH       Sole                                      24700
SNAP-ON INC                    COM              833034101     1354    32050 SH       Sole                                      32050
SPARTAN MOTORS INC             COM              846819100     1069   189850 SH       Sole                                     189850
ST JUDE MEDICAL INC            COM              790849103     1070    29100 SH       Sole                                      29100
ST MARY LAND & EXPLORATION     COM              792228108     2096    61212 SH       Sole                                      61212
STANDARD & POOR'S DEP RECPTS ( COM              78462F103      463     4158 SH       Sole                                       4158
STANLEY WORKS                  COM              854616109     7378   143225 SH       Sole                                     143225
STEEL DYNAMICS INC             COM              858119100      770    43475 SH       Sole                                      43475
SUNCOR ENERGY INC              COM              867229106      343     9700 SH       Sole                                       9700
SUPERIOR ENERGY SVCS INC       COM              868157108     6608   272050 SH       Sole                                     272050
TELEFONICA SA SPAIN  ADR       COM              879382208     4011    48030 SH       Sole                                      48030
THE BRINKS CO                  COM              109696104     3945   162075 SH       Sole                                     162075
THE BUCKLE INC                 COM              118440106     3304   112825 SH       Sole                                     112825
TIME WARNER CABLE              COM              88732J207      410     9905 SH       Sole                                       9905
TIME WARNER INC                COM              887317303     1493    51222 SH       Sole                                      51222
TRAVELERS COS INC              COM              89417E109      308     6187 SH       Sole                                       6187
TREASURY INFLATION PROTECTED E COM              464287176      580     5580 SH       Sole                                       5580
TRINITY INDUS INC              COM              896522109     2796   160300 SH       Sole                                     160300
TTM TECHNOLOGIES               COM              87305R109     1968   170725 SH       Sole                                     170725
UNION BANKSHARES CORP          COM              905399101     1131    91250 SH       Sole                                      91250
UNITED TECHNOLOGIES CORP       COM              913017109      330     4756 SH       Sole                                       4756
VALERO ENERGY CORP             COM              91913Y100     2770   165400 SH       Sole                                     165400
VISHAY INTERTECHNLGY           COM              928298108     2404   287950 SH       Sole                                     287950
WAL-MART STORES INC            COM              931142103     2803    52449 SH       Sole                                      52449
WESCO FINANCIAL GROUP          COM              950817106     2384     6950 SH       Sole                                       6950
WESTERN DIGITAL CORP           COM              958102105     2701    61175 SH       Sole                                      61175
WHITNEY HOLDING CORP           COM              966612103     2070   227206 SH       Sole                                     227206
ZIMMER HOLDINGS INC            COM              98956P102     1749    29584 SH       Sole                                      29584
iSHARES LEHMAN AGG BOND FUND   COM              464287226      408     3953 SH       Sole                                       3953
iSHARES MSCI EAFE INDEX FUND   COM              464287465      838    15155 SH       Sole                                      15155
JP MORGAN CHASE & CO 8.625% PR PFD              46625H621      398    14165 SH       Sole                                      14165
EATON VANCE MASS MUNIS-A                        27826L561      137 16071.645SH       Sole                                  16071.645
VANGUARD PA TAX EXEMPT MMKT                     92204L203       73 73022.580SH       Sole                                  73022.580
REPORT SUMMARY                136 DATA RECORDS              314949            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



